Intangible assets - Disclosure of reconciliation of changes in intangible assets (Details) - GBP (£) £ in Thousands		11 Months Ended	12 Months Ended
		Dec. 31, 2019	Jan. 31, 2019		Jan. 31, 2018
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	[1]	£ 10,604	£ 14,785
Charge for the period		(760)	(829)	[2]	£ (106)	[2]
Intangible assets, ending balance		9,950	10,604	[1]	14,785	[1]
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance		14,881	14,924
Additions		106	6
Disposals			(49)
Intangible assets, ending balance		14,987	14,881		14,924
Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance		(4,277)	(139)
Charge for the period		(760)	(829)
Impairment			(3,321)
Disposals			12
Intangible assets, ending balance		(5,037)	(4,277)		(139)
Option over non-financial assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance		619	664
Intangible assets, ending balance		574	619		664
Option over non-financial assets | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance		668	668
Additions		0	0
Disposals			0
Intangible assets, ending balance		668	668		668
Option over non-financial assets | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance		(49)	(4)
Charge for the period		(45)	(45)
Impairment			0
Disposals			0
Intangible assets, ending balance		(94)	(49)		(4)
Other patents and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance		133	209
Intangible assets, ending balance		201	133		209
Other patents and licenses | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance		222	265
Additions		106	6
Disposals			(49)
Intangible assets, ending balance		328	222		265
Other patents and licenses | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance		(89)	(56)
Charge for the period		(38)	(45)
Impairment			0
Disposals			12
Intangible assets, ending balance		(127)	(89)		(56)
Utrophin
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance		0	3,321
Intangible assets, ending balance		0	0		3,321
Utrophin | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance		3,321	3,321
Additions		0	0
Disposals			0
Intangible assets, ending balance		3,321	3,321		3,321
Utrophin | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance		(3,321)	0
Charge for the period		0	0
Impairment			(3,321)
Disposals			0
Intangible assets, ending balance		(3,321)	(3,321)		0
Discuva Limited
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance		9,852	10,591
Intangible assets, ending balance		9,175	9,852		10,591
Discuva Limited | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance		10,670	10,670
Additions		0	0
Disposals			0
Intangible assets, ending balance		10,670	10,670		10,670
Discuva Limited | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance		(818)	(79)
Charge for the period		(677)	(739)
Impairment			0
Disposals			0
Intangible assets, ending balance		£ (1,495)	£ (818)		£ (79)

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.'
[2]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.’